Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2023
Variable Interest Entities [Abstract]
Summary of Material Unconsolidated Variable Interest Entities
As at December 31, 2023 December 31, 2022
Maximum Maximum
millions of dollars
Total
assets
exposure to
loss
Total
assets

exposure to
loss
Unconsolidated VIEs in which Emera has variable interests
NSPML (equity accounted) $

489 $

6 $

501 $

6